Other Income - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income Expense [Abstract]
Government grants received		¥ 11.0	¥ 7.0
Grants received from other subsidies	¥ 5.9	6.2
Revenue from government as an incentive for research and development		¥ 1.6